PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net
	December 31,	December 31,
	2023	2022

Furniture and fixtures	$92,821	$69,840
Leasehold improvements	42,493	30,298
Equipment	22,240	22,240
Vehicles	-	32,000
Computer software	124,702	-
	$282,256	$154,378
Less accumulated depreciation	(79,835)	(80,184)
	$202,421	$74,194